UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-8461

                             GRAND PRIX FUNDS, INC.
               (Exact name of registrant as specified in charter)

                            WILTON EXECUTIVE CAMPUS
                            15 RIVER ROAD, SUITE 220
                           WILTON, CONNECTICUT 06897
              (Address of principal executive offices) (Zip code)

                                 ROBERT ZUCCARO
                             TARGET INVESTORS, INC.
                            WILTON EXECUTIVE CAMPUS
                            15 RIVER ROAD, SUITE 220
                           WILTON, CONNECTICUT 06897
                    (Name and address of agent for service)

                                  203-761-9600
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2005

Date of reporting period:  APRIL 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

                             (GRAND PRIX FUND LOGO)

                                 S  E  M  I  -
                                A  N  N  U  A  L
                                R  E  P  O  R  T

                                 APRIL 30, 2005

                                                                        May 2005

Dear Fellow Shareholder:

The stock market has not recovered significantly from the severe 2000-02 bear market. The S&P 500 Index has risen just 36% through the end of April from the bear market bottom. Thus far, the rebound is sub par compared to other stock market recoveries.

There have been two major bear markets since World War II. During the bear market years of 1973-74 and 2000-02, the S&P 500 declined about 50% making these downturns two of the worst ever. Five years after peaking in 1972, the S&P 500 was still 25% below its peak in the third year of the new bull market. Stocks then went on a tear with the S&P 500 more than doubling over the next ten years.

After peaking five years ago and into the third year of market recovery, the S&P 500 is trading 25% below its peak. Thus, the stage may be set for another bull market run to take place over the next ten years.

Corporate profits have risen about 40% since 2000. The downdraft in stock prices combined with higher profits has made stock valuations more compelling now than at anytime in ten years. The average stock in the S&P 500 index is selling at 15 times earnings which represents its lowest P/E since 1995.

It is no secret that real estate investments have been pulling money away from equities. The National Association of Realtors reported that 23% of all home purchases are for investment purposes. With interest rates going up, the bull market in housing will eventually come to an end which should be good news for the stock market.

We are disappointed with the performance of the Fund in the past six months. There are several aggressive growth funds like Grand Prix Fund that have encountered the same headwinds that hurt performance thus far in 2005. The past few years have been perhaps the toughest period for this investment style in decades.

We assure you as shareholders that the same investment style that brought Grand Prix Fund to prominence in the late 1990's is still being employed. We also thank you for your patience during this difficult period.

Sincerely,

/s/Robert Zuccaro

Robert Zuccaro, CFA
President

                                    CLASS A

                   Grand Prix Fund -        Grand Prix Fund -
     Date        Class A Shares (NAV)     Class A Shares (Load)   S&P 500 Index
     ----        --------------------     ---------------------   -------------
    12/31/97            $10,000                  $9,479              $10,000
    10/31/98            $14,420                 $13,668              $11,463
    10/31/99            $33,384                 $31,644              $14,405
  10/31/2000            $41,609                 $39,440              $15,282
  10/31/2001            $14,686                 $13,921              $11,476
  10/31/2002             $9,309                  $8,824               $9,743
  10/31/2003            $11,197                 $10,613              $11,769
  10/31/2004             $8,281                  $7,849              $12,878
   4/30/2005             $7,385                  $7,000              $13,300

                      For the period ended April 30, 2005

                              Six Months     Year         Five      Annualized
                                Ended        Ended        Year         Since
                               4/30/05      4/30/05    Annualized    Inception
                              ----------    -------    ----------    ---------
Grand Prix
  Fund - Class A
  Shares (NAV)                 (10.82)%    (12.22)%     (34.74)%      (4.05)%
Grand Prix
  Fund - Class A
  Shares (Load)                (15.46)%    (16.82)%     (35.44)%      (4.75)%
S&P 500 Index                    3.28%       6.34%       (2.94)%       3.97%

                                    CLASS C

                 Grand Prix Fund -        Grand Prix Fund -
    Date        Class C Shares (NAV)    Class C Shares (Load)   S&P 500 Index
    ----        --------------------    ---------------------   -------------
     8/5/99            $10,000                  $9,899              $10,000
   10/31/99            $13,708                 $13,569              $10,405
  4/30/2000            $25,557                 $25,298              $11,154
 10/31/2000            $16,987                 $16,815              $11,039
  4/30/2001             $8,874                  $8,785               $9,707
 10/31/2001             $5,951                  $5,890               $8,290
  4/30/2002             $5,017                  $4,966               $8,481
 10/31/2002             $3,744                  $3,706               $7,037
  4/30/2003             $3,479                  $3,444               $7,353
 10/31/2003             $4,472                  $4,426               $8,501
  4/30/2004             $3,346                  $3,312               $9,035
 10/31/2004             $3,282                  $3,249               $9,302
  4/30/2005             $2,919                  $2,889               $9,607

                      For the period ended April 30, 2005

                              Six Months     Year         Five      Annualized
                                Ended        Ended        Year         Since
                               4/30/05      4/30/05    Annualized    Inception
                              ----------    -------    ----------    ---------
Grand Prix
  Fund - Class C
  Shares (NAV)                 (11.08)%    (12.78)%     (35.21)%      (19.32)%
Grand Prix
  Fund - Class C
  Shares (Load)                (12.00)%    (13.66)%     (35.34)%      (19.46)%
S&P 500 Index                    3.28%       6.34%       (2.94)%       (0.70)%

These charts assume an initial gross investment of $10,000 made on 12/31/97 and 8/05/99 (since inception) for the Class A Shares and Class C Shares, respectively, and the Standard &Poor's 500 Index (S&P 500) on each date. The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Past performance does not guarantee future results. Performance figures include reinvested dividends and capital gains. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the quoted performance. To obtain performance data current to the most recent month end, please call 1-800-307-4480.

GRAND PRIX FUND
SECTOR ALLOCATION OF PORTFOLIO HOLDINGS

Percentages represent sector weightings as a percentage of market value.

               Business Services                             4.0%
               Cosmetics & Toiletries                        5.6%
               Distribution                                  4.1%
               Food & Beverage                               6.1%
               Healthcare Services                           5.4%
               Leisure & Gaming                              6.4%
               Medical Technology                            3.9%
               Metals                                       11.2%
               Oil & Gas                                    17.9%
               Retail                                        5.4%
               Software                                      5.5%
               Storage                                       5.2%
               Telecommunications                           10.9%
               Transportation                                4.5%
               Vitamins                                      3.9%

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-888-SEC-0330.

ADDITIONAL INFORMATION ON FUND EXPENSES

FOR THE SIX MONTHS ENDED APRIL 30, 2005

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; interest expense and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/04 - 04/30/05).

ACTUAL EXPENSES

The first line of the table below provides information about account values based on actual returns and actual expenses. In addition to the Fund's sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently the Fund's transfer agent charges a $15.00 fee. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

GRAND PRIX FUND - CLASS A

                                                              Expenses Paid
                            Beginning        Ending         During the Period
                          Value 11/1/04  Value 04/30/05  11/1/04 - 04/30/05*<F1>
                          -------------  --------------  -----------------------
Actual                      $1,000.00       $891.80               $15.67
Hypothetical (5% annual
  return before expenses)   $1,000.00      $1,008.23              $16.63

*<F1> Expenses are equal to the Fund's annualized expense ratio of 3.34% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio includes interest expense of 0.37%. Excluding interest expense the Fund's annualized expense ratio would have been 2.97%.

GRAND PRIX FUND - CLASS C

                                                              Expenses Paid
                            Beginning        Ending         During the Period
                          Value 11/1/04  Value 04/30/05  11/1/04 - 04/30/05*<F2>
                          -------------  --------------  -----------------------
Actual                      $1,000.00       $889.20               $19.16
Hypothetical (5% annual
  return before expenses)   $1,000.00      $1,004.51              $20.35

*<F2> Expenses are equal to the Fund's annualized expense ratio of 4.09% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio includes interest expense of 0.37%. Excluding interest expense, the Fund's annualized expense ratio would have been 3.72%.

GRAND PRIX FUND
STATEMENT OF ASSETS AND LIABILITIES - APRIL 30, 2005 (UNAUDITED)

ASSETS:
   Investments, at value (cost $15,213,610)                       $ 14,888,170
   Receivable for capital shares sold                                       65
   Dividends and interest receivable                                     3,516
   Other assets                                                         23,696
                                                                  ------------
   Total Assets                                                     14,915,447
                                                                  ------------

LIABILITIES:
   Payable for capital shares redeemed                                 295,871
   Payable to Advisor                                                   14,558
   Accrued expenses and other liabilities                              184,448
                                                                  ------------
   Total Liabilities                                                   494,877
                                                                  ------------
NET ASSETS                                                        $ 14,420,570
                                                                  ------------
                                                                  ------------

NET ASSETS CONSIST OF:
   Capital stock                                                  $272,750,926
   Accumulated net realized loss on investments sold              (258,004,916)
   Net unrealized depreciation on investments                         (325,440)
                                                                  ------------
   Total Net Assets                                               $ 14,420,570
                                                                  ------------
                                                                  ------------

CLASS A SHARES:
   Net assets                                                     $ 11,355,999
   Shares of beneficial interest outstanding
     (500,000,000 shares of $0.01 par value authorized)              1,836,240
   Net asset value and redemption price per share                 $       6.18
                                                                  ------------
                                                                  ------------
   Maximum offering price per share (100/94.75 of $6.18)          $       6.52
                                                                  ------------
                                                                  ------------

CLASS C SHARES:
   Net assets                                                     $  3,064,571
   Shares of beneficial interest outstanding
     (500,000,000 shares of $0.01 par value authorized)                515,715
   Net asset value and redemption price per share                 $       5.94
                                                                  ------------
                                                                  ------------
   Maximum offering price per share (100/99 of $5.94)             $       6.00
                                                                  ------------
                                                                  ------------

                     See notes to the financial statements.

GRAND PRIX FUND
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

INVESTMENT INCOME:
   Interest income                                                 $       244
   Dividend income (net of foreign withholding taxes of $270)           36,978
                                                                   -----------
   Total investment income                                              37,222
                                                                   -----------

EXPENSES:
   Investment advisory fee                                             110,682
   Administration fee                                                   23,792
   Shareholder servicing and accounting costs                           87,153
   Custody fees                                                         11,315
   Federal and state registration                                       14,148
   Professional fees                                                    27,492
   Reports to shareholders                                              15,360
   Directors' fees and expenses                                          2,534
   Distribution expense - Class A shares (Note 9)                       22,448
   Distribution expense - Class C shares (Note 9)                       20,892
   Other expenses                                                        8,507
                                                                   -----------
   Total operating expenses before interest expense                    344,323
                                                                   -----------
   Interest expense                                                     40,978
                                                                   -----------
   Total expenses                                                      385,301
                                                                   -----------
   NET INVESTMENT LOSS                                                (348,079)
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain on investment transactions                      1,081,666
   Change in unrealized appreciation/depreciation on investments    (2,303,305)
                                                                   -----------
   Net realized and unrealized loss on investments                  (1,221,639)
                                                                   -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(1,569,718)
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

GRAND PRIX FUND
STATEMENT OF CASH FLOWS - FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:

Net decrease in net assets resulting from operations              $ (1,569,718)
                                                                  ------------

Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operations:

   Purchases of investments                                        (97,174,447)
   Proceeds from sales of investments                              106,395,177
   Net realized loss on investment transactions                     (1,081,666)
   Change in net unrealized
     appreciation/depreciation on investments                        2,303,305
   Change in short term securities--net                                (41,030)
   Change in other operating assets and liabilities                     42,873
                                                                  ------------
       Net cash provided by operating activities                     8,874,494
                                                                  ------------

CASH FLOWS FROM FINANCING ACTIVITIES:

   Proceeds from sales of fund shares                                1,690,042
   Disbursements for fund share redemptions                         (9,097,561)
   Borrowings under lines of credit                                 20,217,000
   Repayments of borrowings under line of credit                   (21,687,000)
                                                                  ------------
       Net cash used in financing activities                        (8,877,519)
                                                                  ------------

Net decrease in cash                                                    (3,025)

Cash, beginning of the period                                            3,025
                                                                  ------------
Cash, end of period                                               $         --
                                                                  ------------
                                                                  ------------

Supplemental Information
   Cash paid for interest                                         $     40,430
                                                                  ------------
                                                                  ------------

                     See notes to the financial statements.

GRAND PRIX FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            Six Months Ended       Year Ended
                                                                             April 30, 2005     October 31, 2004
                                                                            ----------------    ----------------
                                                                              (Unaudited)
OPERATIONS:
   Net investment loss                                                         $  (348,079)        $  (838,842)
   Net realized gain (loss) on investment transactions                           1,081,666          (6,299,729)
   Change in unrealized appreciation/depreciation on investments                (2,303,305)         (4,286,762)
                                                                               -----------         -----------
   Net decrease in net assets resulting from operations                         (1,569,718)        (11,425,333)
                                                                               -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                     1,688,128           5,921,525
   Cost of shares redeemed                                                      (9,293,466)        (19,875,365)
                                                                               -----------         -----------
   Net decrease in net assets resulting
     from capital share transactions                                            (7,605,338)        (13,953,840)
                                                                               -----------         -----------

TOTAL DECREASE IN NET ASSETS                                                    (9,175,056)        (25,379,173)

NET ASSETS:
   Beginning of period                                                          23,595,626          48,974,799
                                                                               -----------         -----------
   End of period                                                               $14,420,570         $23,595,626
                                                                               -----------         -----------
                                                                               -----------         -----------

                     See notes to the financial statements.

GRAND PRIX FUND
FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period.

                                  Class A Shares
                                    Six Months    Class A Shares  Class A Shares Class A Shares  Class A Shares  Class A Shares
                                       Ended        Year Ended      Year Ended     Year Ended      Year Ended      Year Ended
                                  April 30, 2005   Oct. 31, 2004  Oct. 31, 2003   Oct. 31, 2002  Oct. 31, 2001   Oct. 31, 2000
                                  --------------   -------------  -------------   -------------  -------------   -------------
                                    (Unaudited)
Per Share Data:
Net asset value,
  beginning of period                $  6.93         $  9.37         $  7.79        $ 12.29         $ 34.82         $ 28.21
                                     -------         -------         -------        -------         -------         -------
Income from investment operations:
  Net investment loss(3)<F5>           (0.11)          (0.17)(2)       (0.19)(2)      (0.24)(1)       (0.38)(2)       (0.89)(2)
                                                            <F4>            <F4>           <F3>            <F4>            <F4>
  Net realized and unrealized
   gain (loss) on investments          (0.64)          (2.27)           1.77          (4.26)         (22.15)           7.82
                                     -------         -------         -------        -------         -------         -------
  Total from investment operations     (0.75)          (2.44)           1.58          (4.50)         (22.53)           6.93
                                     -------         -------         -------        -------         -------         -------
Less distributions from
  net realized gains                      --              --              --             --              --           (0.32)
                                     -------         -------         -------        -------         -------         -------
Net asset value, end of period       $  6.18         $  6.93         $  9.37        $  7.79         $ 12.29         $ 34.82
                                     -------         -------         -------        -------         -------         -------
                                     -------         -------         -------        -------         -------         -------
Total return(4)<F6>                   (10.82)%(10)    (26.04)%         20.28%        (36.62)%        (64.70)%         24.64%
                                             <F12>
Supplemental data and ratios:
  Net assets, end of period (000's)  $11,356         $18,606         $40,186        $28,858         $58,727        $284,021
  Ratio of operating expenses to
   average net assets                   2.97%(5)(9)     2.50%(5)        2.49%(7)       1.89%(7)        1.67%(7)        1.62%(5)(6)
                                            <F7><F11>       <F7>            <F9>           <F9>            <F9>            <F7><F8>
  Ratio of interest expense to
   average net assets                   0.37%(9)        0.25%           0.26%          0.45%           0.51%           0.72%
                                            <F11>
  Ratio of net investment loss to
   average net assets                  (2.63)%(5)(9)   (2.10)%(5)      (2.19)%(7)     (1.76)%(7)      (1.32)%(7)      (1.23)%(5)
                                             <F7><F11>       <F7>            <F9>           <F9>            <F9>            <F7>
  Portfolio turnover rate(8)<F10>     386.36%(10)     815.34%         716.59%        342.46%         821.69%          834.9%
                                            <F12>

   (1)<F3> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
   (2)<F4> Net investment loss per share represents net investment loss divided by the average shares of common stock outstanding.
   (3)<F5> Net investment loss before interest expense for the periods ending April 30, 2005, October 31, 2004, October 31, 2003, October 31,
            2002, October 31, 2001 and October 31, 2000 was $(0.09), $(0.15),
            $(0.17), $(0.19), $(0.28) and $(0.56), respectively.
   (4)<F6>  The total return does not reflect the 5.25% front-end sales charge.
   (5)<F7> For the six months ended April 30, 2005 and the fiscal years ended October 31, 2004 and October 31, 2000, the operating expense ratio excludes interest expense. The ratios including interest expense were 3.34%, 2.75% and 2.34%, respectively. The ratios of net investment loss to average net assets, including interest expense were (3.00)%, (2.34)% and (1.95)%, respectively.
   (6)<F8>  Ratio includes Advisor expense waiver recovery of 0.09%.
   (7)<F9> Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2003, October 31, 2002 and October 31, 2001 would have been 3.15%, 2.78% and 2.27%, respectively. The ratio of net investment loss to average net assets, including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2003, October 31, 2002, October 31, 2001 and October 31, 1999 would have been (2.85)%, (2.65)% and (1.92)%, respectively.
  (8)<F10> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  (9)<F11>  Annualized.
 (10)<F12>  Not Annualized.

                     See notes to the financial statements.

GRAND PRIX FUND
FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period.

                                  Class C Shares
                                    Six Months    Class C Shares  Class C Shares Class C Shares  Class C Shares  Class C Shares
                                       Ended        Year Ended      Year Ended     Year Ended      Year Ended      Year Ended
                                  April 30, 2005   Oct. 31, 2004  Oct. 31, 2003   Oct. 31, 2002  Oct. 31, 2001   Oct. 31, 2000
                                  --------------   -------------  -------------   -------------  -------------   -------------
                                    (Unaudited)
Per Share Data:
Net asset value,
  beginning of period                $  6.68         $  9.10         $  7.62        $ 12.11         $ 34.57         $ 28.17
                                     -------         -------         -------        -------         -------         -------
Income from investment operations:
  Net investment
    loss(1)(2)<F13><F14>               (0.13)          (0.22)          (0.24)         (0.30)          (0.52)          (1.10)
  Net realized and unrealized
   gain (loss) on investments          (0.61)          (2.20)           1.72          (4.19)         (21.94)           7.82
                                     -------         -------         -------        -------         -------         -------
  Total from investment operations     (0.74)          (2.42)           1.48          (4.49)         (22.46)           6.72
                                     -------         -------         -------        -------         -------         -------
Less distributions from
  net realized gains                      --              --              --             --              --           (0.32)
                                     -------         -------         -------        -------         -------         -------
Net asset value, end of period       $  5.94         $  6.68         $  9.10        $  7.62         $ 12.11         $ 34.57
                                     -------         -------         -------        -------         -------         -------
                                     -------         -------         -------        -------         -------         -------
Total return(3)<F15>                  (11.08)%(9)     (26.59)%         19.42%        (37.08)%        (64.97)%         23.92%
                                             <F21>
Supplemental data and ratios:
  Net assets, end of period (000's)   $3,065          $4,989          $8,789         $9,462         $22,726         $99,237
  Ratio of operating expenses to
   average net assets                   3.72%(4)(8)     3.25%(4)        3.24%(6)       2.64%(6)        2.42%(6)        2.37%(4)(5)
                                           <F16><F20>       <F16>           <F18>          <F18>           <F18>          <F16><F17>
  Ratio of interest expense to
   average net assets                   0.37%(8)        0.25%           0.26%          0.45%           0.51%           0.72%
                                            <F20>
  Ratio of net investment loss to
   average net assets                  (3.38)%(4)(8)   (2.85)%(4)      (2.94)%(6)     (2.51)%(6)      (2.07)%(6)      (1.98)%(4)
                                            <F16><F20>       <F16>           <F18>          <F18>           <F18>           <F16>
  Portfolio turnover rate(7)<F19>     386.36%(9)      815.34%         716.59%        342.46%         821.69%          834.9%
                                            <F21>

(1)<F13> Net investment loss per share represents net investment loss divided by the average shares of common stock outstanding.
(2)<F14> Net investment loss before interest expense for the periods ending April 30, 2005, October 31, 2004, October 31, 2003, October 31,
           2002, October 31, 2001 and October 31, 2000 was $(0.12), $(0.20),
           $(0.22), $(0.26), $(0.42) and $(0.91), respectively.
(3)<F15>   The total return does not reflect the 1.00% front-end sales charge.
(4)<F16> For the six months ended April 30, 2005 and the fiscal years ended October 31, 2004 and October 31, 2000, the operating expense ratio excludes interest expense. The ratios including interest expense were 4.09%, 3.50% and 3.09%, respectively. The ratios of net investment loss to average net assets, including interest expense were (3.75)%, (3.09)% and (2.70)%, respectively.
(5)<F17>   Ratio includes Advisor expense waiver recovery of 0.09%.
(6)<F18> Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2003, October 31, 2002 and October 31, 2001 would have been 3.90%, 3.53% and 3.02%, respectively. The ratio of net investment loss to average net assets, including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2003, October 31, 2002 and October 31, 2001 would have been (3.60)%, (3.40)% and (2.67)%, respectively.
(7)<F19> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(8)<F20>   Annualized.
(9)<F21>   Not Annualized.

                     See notes to the financial statements.

GRAND PRIX FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2005 (UNAUDITED)

  Shares                                                              Value
  ------                                                              -----
            COMMON STOCKS - 102.8%

            BUSINESS SERVICES - 4.1%
   24,000   TALX Corporation                                       $   593,280
                                                                   -----------

            COSMETICS & TOILETRIES - 5.7%
   20,000   Chattem, Inc. *<F22>                                       822,800
                                                                   -----------

            DISTRIBUTION - 4.2%
   14,000   Watsco, Inc.                                               607,460
                                                                   -----------

            FOOD & BEVERAGE - 6.3%
   16,000   Hansen Natural Corporation *<F22>                          906,880
                                                                   -----------

            HEALTHCARE SERVICES - 5.6%
   35,000   Radiation Therapy Services, Inc. *<F22>                    812,350
                                                                   -----------

            LEISURE & GAMING - 6.6%
   18,000   Boyd Gaming Corporation                                    950,040
                                                                   -----------

            MEDICAL TECHNOLOGY - 4.0%
   12,000   Quality Systems, Inc. *<F22>                               570,960
                                                                   -----------

            METALS - 11.5%
   30,000   Sun Hydraulics Corporation                                 813,600
   34,000   Dynamic Materials Corporation *<F22>                       840,140
                                                                   -----------
                                                                     1,653,740
                                                                   -----------

            OIL & GAS - 18.4%
   10,000   Hydril *<F22>                                              526,000
   18,000   Lone Star Technologies, Inc. *<F22>                        700,920
   30,000   Lufkin Industries, Inc.                                    882,600
   22,000   World Fuel Services Corporation                            550,000
                                                                   -----------
                                                                     2,659,520
                                                                   -----------

            RETAIL - 5.6%
   25,000   bebe stores, inc.                                          808,000
                                                                   -----------

            SOFTWARE - 5.7%
   28,000   CryptoLogic Inc. +<F23>                                    817,320
                                                                   -----------

            STORAGE - 5.3%
   22,000   Mobile Mini, Inc. *<F22>                                   771,320
                                                                   -----------

            TELECOMMUNICATIONS - 11.2%
   28,000   Comtech Telecommunications Corp.*<F22>                     983,080
   32,000   Orckit Communications Ltd. *<F22>+<F23>                    626,880
                                                                   -----------
                                                                     1,609,960
                                                                   -----------

            TRANSPORTATION - 4.6%
   16,000   Knightsbridge Tankers Ltd. +<F23>                          669,600
                                                                   -----------

            VITAMINS - 4.0%
   14,000   USANA Health Sciences, Inc. *<F22>                         578,620
                                                                   -----------
            TOTAL COMMON STOCKS (Cost $15,157,290)                  14,831,850
                                                                   -----------

Principal
  Amount
---------
            SHORT TERM INVESTMENTS - 0.4%

            VARIABLE RATE DEMAND NOTES #<F24> - 0.4%
  $56,320   U.S. Bank, N.A., 2.81%                                      56,320
                                                                   -----------
            TOTAL SHORT TERM INVESTMENTS (Cost $56,320)                 56,320
                                                                   -----------
            TOTAL INVESTMENTS (COST $15,213,610) - 103.2%           14,888,170
            Liabilities in Excess of Other Assets - (3.2)%            (467,600)
                                                                   -----------
            TOTAL NET ASSETS - 100.0%                              $14,420,570
                                                                   -----------
                                                                   -----------

*<F22>  Non Income Producing
+<F23>  Foreign Issued Security
#<F24> Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2005.

                     See notes to the financial statements.

GRAND PRIX FUND
NOTES TO THE FINANCIAL STATEMENTS - APRIL 30, 2005 (UNAUDITED)

1.   ORGANIZATION

     The Grand Prix Funds, Inc. (the "Corporation") was incorporated on October 30, 1997 as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Corporation is authorized to issue its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Corporation currently offers two series of shares: The Grand Prix Fund (the "Fund") and the Super Core Fund (collectively the "Funds"). The shares of common stock of the Funds are further divided into two classes:Class A and Class C. Each class of shares has identical rights and privileges except with respect to 12b-1 fees and voting rights on matters affecting a single class of shares. The primary investment objective of the Fund is capital appreciation. The Fund commenced investment operations on December 31, 1997.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     (a) Investment Valuation - Securities are stated at value. Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded, except those traded on the NASDAQ NMS and Small Cap Exchanges. Securities traded on the NASDAQ NMS and Small Cap exchanges will be valued at the NASDAQ official closing price. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the average of the latest bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Target Investors (the "Advisor") pursuant to guidelines established by the Board of Directors. The guidelines authorize the Advisor to make all determinations regarding the fair value of securities and report such determinations to the Board of Directors.

     (b) Federal Income and Excise Taxes - The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required.

     (c) Distribution to Shareholders - Dividends from net investment income will be declared and paid annually. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles.

     (d) Securities Transactions and Investment Income - Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts are amortized using the effective interest method for tax and financial reporting purposes.

     (e) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class. Fund expenses that are not directly attributable to a portfolio are typically allocated among each portfolio in proportion to their respective net assets.

3.   SHARES OF COMMON STOCK

     Transactions in shares of common stock were as follows:

SIX MONTHS ENDING APRIL 30, 2005

                                           $                      Shares
                                           -                       ------
CLASS A SHARES:
   Shares sold                        $  1,677,456                  221,511
   Shares redeemed                      (7,634,075)              (1,070,235)
                                      ------------               ----------
   Net decrease                       $ (5,956,619)                (848,724)
                                      ------------
   SHARES OUTSTANDING:
   Beginning of period                                            2,684,964
                                                                 ----------
   End of period                                                  1,836,240
                                                                 ----------
                                                                 ----------

CLASS C SHARES:
   Shares sold                        $     10,672                    1,472
   Shares redeemed                      (1,659,391)                (232,153)
                                      ------------               ----------
   Net decrease                       $ (1,648,719)                (230,681)
                                      ------------
   SHARES OUTSTANDING:
   Beginning of period                                              746,396
                                                                 ----------
   End of period                                                    515,715
                                                                 ----------
                                                                 ----------
   TOTAL DECREASE                     $ (7,605,338)
                                      ------------
                                      ------------

YEAR ENDING OCTOBER 31, 2004

                                           $                      Shares
                                           -                       ------
CLASS A SHARES:
   Shares sold                        $  4,920,987                  590,362
   Shares redeemed                     (17,306,805)              (2,196,361)
                                      ------------               ----------
   Net decrease                       $(12,385,818)              (1,605,999)
                                      ------------
   SHARES OUTSTANDING:
   Beginning of year                                              4,290,963
                                                                 ----------
   End of year                                                    2,684,964
                                                                 ----------
                                                                 ----------
CLASS C SHARES:
   Shares sold                        $  1,000,538                  116,394
   Shares redeemed                      (2,568,560)                (335,701)
                                      ------------               ----------
   Net decrease                       $ (1,568,022)                (219,307)
                                      ------------
   SHARES OUTSTANDING:
   Beginning of year                                                965,703
                                                                 ----------
   End of year                                                      746,396
                                                                 ----------
                                                                 ----------
   TOTAL DECREASE                     $(13,953,840)
                                      ------------
                                      ------------

4.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Fund for the six months ended April 30, 2005 are summarized below. There were no purchases or sales of long-term U.S. government securities.

     Purchases               $90,817,459
     Sales                   $98,862,060

5.   INFORMATION FOR FEDERAL INCOME TAX PURPOSES AS OF OCTOBER 31, 2004

     At October 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Cost of investments                       $  22,188,147
                                               -------------
                                               -------------
     Gross unrealized appreciation             $   2,218,250
     Gross unrealized depreciation                  (293,015)
                                               -------------
     Net unrealized appreciation               $   1,925,235
                                               -------------
                                               -------------
     Undistributed ordinary income                        --
     Undistributed long-term
       capital gain                                       --
                                               -------------
     Total distributable earnings              $          --
                                               -------------
                                               -------------
     Other accumulated losses                  $(259,033,952)
                                               -------------
     Total accumulated losses                  $(257,108,717)
                                               -------------
                                               -------------

     The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses.

     The capital loss carryovers as of October 31, 2004 are as follows:

                                       Capital Loss
              Net Capital               Carryover
          Loss Carryover*<F25>          Expiration
          --------------------         ------------
              $22,830,080               10/31/2008
             $202,490,528               10/31/2009
              $27,139,446               10/31/2010
               $6,573,898               10/31/2012

     *<F25> Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

     The Fund made no distributions during fiscal periods ended October 31, 2004 or April 30, 2005.

6.   CREDIT FACILITY

     U.S. Bank, N.A. (the "Bank") has made available to the Fund a $15.5 million line of credit pursuant to a Loan and Security Agreement ("Agreement"), as amended, dated September 27, 1999 for the purpose of purchasing portfolio securities. For the six months ended April 30, 2005, the interest rate on the outstanding principal amount was the Bank's Prime Rate minus 1.50% (weighted average rate of 3.77% during the six months ended April 30, 2005). Advances are collateralized by a first lien against the Fund's assets. During the six months ended April 30, 2005, the Fund had an outstanding average daily balance of $2,160,812. The maximum amount outstanding for the six months ended April 30, 2005, was $4,944,000. Interest expense amounted to $40,978 for the six months ended April 30, 2005. At April 30, 2005, the Fund had a loan payable balance of $0.

7.   INVESTMENT ADVISOR

     The Fund has an agreement with the Advisor, with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Advisor is compensated at an annual rate of 1.00% of the average daily net assets of the Fund. The Advisor may recover from the Fund the expenses waived or reimbursed during the period where the Advisor was obligated to cap the Fund's expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such cap on expenses.

     Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                                             AMOUNT OF
           YEAR OF EXPIRATION            POTENTIAL RECOVERY
           ------------------            ------------------
               10/31/2005                     $247,826
               10/31/2006                      $93,793

8.   SERVICE AND DISTRIBUTION PLAN

     The Fund has adopted Service and Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of the Fund's average daily net assets for the Class A shares and up to 1.00% for the Class C shares. The currently approved rate is 0.25% and 1.00% of average daily net assets for the Class A and Class C shares, respectively. Amounts paid under the Plans by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $22,448 for the Class A Shares and $20,892 for the Class C Shares pursuant to the Plans for the six months ended April 30, 2005.

GRAND PRIX FUND
ADDITIONAL INFORMATION

PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available by calling toll free 1-800-307-4880 or on the SEC website at http://www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge by calling 1-800-307-4880 or on the SEC website at http://www.sec.gov.

GRAND PRIX FUNDS
P.O. BOX 701
MILWAUKEE, WI 53201

FUND INFORMATION              800 307-4880
ACCOUNT INFORMATION           800 432-4741

WWW.GRANDPRIXFUNDS.COM

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Grand Prix Fund is distributed by T.O. Richardson Securities, Inc., a member of the NASD.

                         (GRAND PRIX MIDCAP FUND LOGO)

                                     SEMI-
                                     ANNUAL
                                     REPORT

                                 APRIL 30, 2005

                                                                        May 2005

Dear Fellow Shareholder,

After posting two years of positive returns in 2003 and 2004, the Fund's NAV declined in the early months of 2005 along with those of other midcap growth funds. In general, the stock market was lower across the board through the end of April.

At the Fund's inception date of December 31, 2000, the S&P 500 Index was at a higher level than it is today. Thus, the Fund has been operating during a period of declining stock prices. Because growth stocks typically swing wider than the S&P 500 on both the up and the downside, the Fund has underperformed the S&P 500 since inception in this negative environment.

Despite the drag in the stock market this year from high oil prices, rising interest rates, concerns about inflation, and a worsening of the twin deficits-- trade and budget, there is still much to cheer about.

Sales for S&P 500 companies grew by 11% last year. This was the fastest pace of revenue growth since 1989 which means that businesses have enough pricing flexibility to offset higher energy costs. In turn, corporate profit margins are being protected allowing profits to grow. S&P 500 dividend payments also jumped 12% in 2004.

The stock market has yet to stage a strong rebound because the scars still run deep from the severe 2000-02 bear market. At this juncture, the S&P 500 is about 25% below its all-time peak set five years ago in early 2000.

Corporate profits have risen about 40% since 2000. The downdraft in stock prices combined with higher profits has made stock valuations more compelling now than at anytime in ten years. The average stock in the S&P 500 index is selling at 15 times earnings which represents its lowest P/E since 1995.

Stocks are selling at their cheapest prices in a decade. It should only be a matter of time before the stock market takes heed of low valuations and a strong economy.

We appreciate your patience as shareholders during this most difficult period for both the stock market and the Fund.

Sincerely,

/s/Robert Zuccaro

Robert Zuccaro, CFA
President

                                    CLASS A

                   Super Core Fund -      Super Core Fund -
     Date        Class A Shares (NAV)    Class A Shares (Load)    S&P 500 Index
     ----        --------------------    --------------------     -------------
  12/29/2000            $10,000                 $9,479              $10,000
   4/30/2001             $7,930                 $7,517               $9,499
  10/31/2001             $6,570                 $6,227               $8,113
   4/30/2002             $7,130                 $6,758               $8,300
  10/31/2002             $6,020                 $5,706               $6,887
   4/30/2003             $6,110                 $5,791               $7,195
  10/31/2003             $7,420                 $7,033               $8,320
   4/30/2004             $7,480                 $7,090               $8,842
  10/31/2004             $7,530                 $7,137               $9,104
   4/30/2005             $6,500                 $6,161               $9,402

                      For the period ended April 30, 2005

                                   Six Months        Year        Annualized
                                     Ended          Ended          Since
                                    4/30/05        4/30/05       Inception
                                   ----------      -------       ----------
Grand Prix MidCap Fund -
  Class A Shares (NAV)              (13.68)%       (13.10)%        (9.46)%
Grand Prix MidCap Fund -
  Class A Shares (Load)             (18.24)%       (17.62)%       (10.57)%
S&P 500 Index                         3.28%          6.34%         (1.41)%

                                    CLASS C

                   Super Core Fund -        Super Core Fund -
     Date        Class C Shares (NAV)     Class C Shares (Load)   S&P 500 Index
     ----        --------------------     ---------------------   -------------
  12/29/2000           $10,000                   $9,901              $10,000
   4/30/2001            $7,910                   $7,832               $9,499
  10/31/2001            $6,540                   $6,475               $8,113
   4/30/2002            $7,070                   $7,000               $8,300
  10/31/2002            $5,960                   $5,901               $6,887
   4/30/2003            $6,030                   $5,970               $7,195
  10/31/2003            $7,290                   $7,218               $8,320
   4/30/2004            $7,330                   $7,257               $8,842
  10/31/2004            $7,360                   $7,287               $9,104
   4/30/2005            $6,330                   $6,267               $9,402

                      For the period ended April 30, 2005

                                   Six Months        Year        Annualized
                                     Ended          Ended          Since
                                    4/30/05        4/30/05       Inception
                                   ----------      -------       ----------
Grand Prix MidCap Fund -
  Class C Shares (NAV)              (13.99)%       (13.64)%       (10.01)%
Grand Prix MidCap Fund -
  Class C Shares (Load)             (14.80)%       (14.46)%       (10.22)%
S&P 500 Index                         3.28%          6.34%         (1.41)%

These charts assume an initial gross investment of $10,000 made on December 29, 2000 (since inception) for the Class A and Class C Shares, respectively, and the Standard &Poor's 500 Index (S&P 500) on each date. The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Past performance does not guarantee future results. Performance figures include reinvested dividends and capital gains. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the quoted performance. To obtain performance data current to the most recent month end please call 1-800-307-4480.

GRAND PRIX MIDCAP FUND
SECTOR ALLOCATION OF PORTFOLIO HOLDINGS

Percentages represent sector weightings as a percentage of market value.

               Chemicals                                     5.5%
               Energy Equipment & Services                   5.4%
               Exchange Traded Funds                         7.1%
               Food & Beverage                               5.8%
               Health Care Services & Supplies              19.7%
               Leisure & Gaming                             18.2%
               Oil & Gas Drilling                            5.0%
               Oil & Gas Exploration & Production           18.2%
               Pharmaceuticals                               6.3%
               Real Estate                                   5.4%
               Retail                                        3.4%

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-888-SEC-0330.

ADDITIONAL INFORMATION ON FUND EXPENSES

FOR THE SIX MONTHS ENDED APRIL 30, 2004

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; interest expense and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/04 - 04/30/05).

ACTUAL EXPENSES

The first line of the table below provides information about account values based on actual returns and actual expenses. In addition to the Fund's sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently the Fund's transfer agent charges a $15.00 fee. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

GRAND PRIX MIDCAP FUND - CLASS A

                                                              Expenses Paid
                             Beginning        Ending        During the Period
                           Value 11/1/04  Value 4/30/05  11/1/04 - 4/30/05*<F26>
                           -------------  -------------  -----------------------
Actual                       $1,000.00       $863.20             $26.47
Hypothetical (5% annual
  return before expenses)    $1,000.00       $996.38             $28.36

*<F26> Expenses are equal to the Fund's annualized expense ratio of 5.73% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio includes interest expense of 0.58%. Excluding interest expense the Fund's annualized expense ratio would have been 5.15%.

GRAND PRIX MIDCAP FUND - CLASS C

                                                              Expenses Paid
                             Beginning        Ending        During the Period
                           Value 11/1/04  Value 4/30/05  11/1/04 - 4/30/05*<F27>
                           -------------  -------------  -----------------------
Actual                       $1,000.00       $860.10             $29.42
Hypothetical (5% annual
  return before expenses)    $1,000.00       $993.16             $31.53

*<F27> Expenses are equal to the Fund's annualized expense ratio of 6.38% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio includes interest expense of 0.58%. Excluding interest expense, the Fund's annualized expense ratio would have been 5.80%.

GRAND PRIX MIDCAP FUND
STATEMENT OF ASSETS AND LIABILITIES - APRIL 30, 2005 (UNAUDITED)

ASSETS:
   Investments, at value (cost $4,059,674)                         $ 3,904,756
   Receivable for investment sold                                      232,010
   Dividends and interest receivable                                       137
   Other assets                                                         26,639
                                                                   -----------
   Total Assets                                                      4,163,542
                                                                   -----------

LIABILITIES:
   Payable for capital shares redeemed                                 352,427
   Payable to Advisor                                                    3,515
   Accrued expenses and other liabilities                               89,618
                                                                   -----------
   Total Liabilities                                                   445,560
                                                                   -----------
NET ASSETS:                                                        $ 3,717,982
                                                                   -----------
                                                                   -----------

NET ASSETS CONSIST OF:
   Capital stock                                                   $ 9,418,981
   Accumulated net realized loss on investments sold                (5,546,081)
   Net unrealized depreciation on investments                         (154,918)
                                                                   -----------
   Total Net Assets                                                $ 3,717,982
                                                                   -----------
                                                                   -----------

CLASS A SHARES:
   Net assets                                                      $ 2,928,195
   Shares of beneficial interest outstanding
     (500,000,000 shares of $0.01 par value authorized)                450,724
   Net asset value and redemption price per share                  $      6.50
                                                                   -----------
                                                                   -----------
   Maximum offering price per share (100/94.75 of $6.50)           $      6.86
                                                                   -----------
                                                                   -----------

CLASS C SHARES:
   Net assets                                                      $   789,787
   Shares of beneficial interest outstanding
     (500,000,000 shares of $0.01 par value authorized)                124,813

   Net asset value and redemption price per share                  $      6.33
                                                                   -----------
                                                                   -----------
   Maximum offering price per share (100/99 of $6.33)              $      6.39
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

GRAND PRIX MIDCAP FUND
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

INVESTMENT INCOME:
   Interest income                                                 $       279
   Dividend income                                                      74,240
                                                                   -----------
   Total investment income                                              74,519
                                                                   -----------

EXPENSES:
   Investment advisory fee                                              24,576
   Administration fee                                                   17,145
   Shareholder servicing and accounting costs                           32,150
   Custody fees                                                          3,387
   Federal and state registration                                       12,438
   Professional fees                                                    25,891
   Reports to shareholders                                               5,146
   Directors' fees and expenses                                          2,484
   Distribution expense - Class A shares (Note 8)                        7,454
   Distribution expense - Class C shares (Note 8)                        6,011
   Other expense                                                         7,602
                                                                   -----------
   Total operating expenses before interest expense                    144,284
   Interest expense                                                     15,845
                                                                   -----------
   Total expenses                                                      160,129
                                                                   -----------
NET INVESTMENT LOSS                                                    (85,610)
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investment transactions                        665,276
   Change in unrealized appreciation/depreciation on investments    (1,203,787)
                                                                   -----------
   Net realized and unrealized loss on investments                    (538,511)
                                                                   -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  (624,121)
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

GRAND PRIX MIDCAP FUND
STATEMENT OF CASH FLOWS - FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:

   Net decrease in net assets resulting from operations           $   (624,121)
                                                                  ------------

Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operations:

   Purchases of investments                                        (12,661,223)
   Proceeds from sales of investments                               16,007,542
   Net realized gain on investment transactions                       (665,276)
   Change in net unrealized
     appreciation/depreciation on investments                        1,203,787
   Change in short term securities--net                                (77,370)
   Change in other operating assets and liabilities                      1,175
                                                                  ------------
       Net cash provided by operating activities                     3,184,514
                                                                  ------------

CASH FLOWS FROM FINANCING ACTIVITIES:

   Proceeds from sales of fund shares                                1,231,164
   Disbursements for fund share redemptions                         (3,305,678)
   Borrowings under line of credit                                   3,967,000
   Repayments of borrowings                                         (5,077,000)
                                                                  ------------
       Net cash used in financing activities                        (3,184,514)
                                                                  ------------

Net decrease in cash                                                        --

Cash, beginning of the period                                               --
                                                                  ------------
Cash, end of the period                                           $         --
                                                                  ------------
                                                                  ------------

Supplemental Information
   Cash paid for interest                                         $     16,351
                                                                  ------------
                                                                  ------------

                     See notes to the financial statements.

GRAND PRIX MIDCAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       Six Months Ended       Year Ended
                                                                        April 30, 2005     October 31, 2004
                                                                       ----------------    ----------------
                                                                         (Unaudited)
OPERATIONS:
   Net investment loss                                                    $   (85,610)       $   (236,601)
   Net realized gain on investment transactions                               665,276             668,255
   Change in unrealized appreciation/depreciation on investments           (1,203,787)           (520,039)
                                                                          -----------         -----------
   Net decrease in net assets resulting from operations                      (624,121)            (88,385)
                                                                          -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                1,231,163           3,005,583
   Cost of shares redeemed                                                 (3,625,091)         (5,780,134)
                                                                          -----------         -----------
   Net decrease in net assets resulting
     from capital share transactions                                       (2,393,928)         (2,774,551)
                                                                          -----------         -----------

TOTAL DECREASE IN NET ASSETS                                               (3,018,049)         (2,862,936)

NET ASSETS:
   Beginning of period                                                      6,736,031           9,598,967
                                                                          -----------         -----------
   End of period                                                          $ 3,717,982         $ 6,736,031
                                                                          -----------         -----------
                                                                          -----------         -----------

                     See notes to the financial statements.

GRAND PRIX MIDCAP FUND
FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period.

                                                                                                                Class A Shares
                                                                                                                 December 29,
                                           Class A Shares   Class A Shares    Class A Shares   Class A Shares    2000(1)<F28>
                                          Six Months Ended    Year Ended        Year Ended       Year Ended        through
                                             April 30,        October 31,      October 31,       October 31,     October 31,
                                           2005(11)<F38>         2004              2003             2002             2001
                                          ----------------  --------------    --------------   --------------   --------------
                                            (Unaudited)
Per Share Data:
Net asset value, beginning of period           $ 7.53           $ 7.42            $ 6.02           $ 6.57           $10.00
                                               ------           ------            ------           ------           ------
Income from investment operations:
  Net investment loss (4)<F31>                  (0.14)(2)        (0.16) (3)        (0.17) (3)       (0.14) (2)       (0.08)(2)
                                                     <F29>             <F30>             <F30>            <F29>           <F29>
  Net realized and unrealized
    gain (loss) on investments                  (0.89)            0.27              1.57            (0.41)           (3.35)
                                               ------           ------            ------           ------           ------
  Total from investment operations              (1.03)            0.11              1.40            (0.55)           (3.43)
                                               ------           ------            ------           ------           ------
Net asset value, end of period                 $ 6.50           $ 7.53            $ 7.42           $ 6.02           $ 6.57
                                               ------           ------            ------           ------           ------
                                               ------           ------            ------           ------           ------
Total return (5)<F32>                          (13.68)%(6)        1.48%            23.26%           (8.37)%         (34.30)%(6)
                                                      <F33>                                                                <F33>
Supplemental data and ratios:
  Net assets, end of period (000's)            $2,928           $5,044            $8,010           $5,724           $8,393
  Ratio of operating expenses
    to average net assets                        5.15% (7)(9)     2.65%(8)          2.79%(8)         1.65%(8)         1.50%(7)(8)
                                                     <F34><F36>       <F35>             <F35>            <F35>           <F34><F35>
  Ratio of interest expense
    to average net assets                        0.58% (7)        0.33%             0.37%            0.57%            0.39%(7)
                                                      <F34>                                                               <F34>
  Ratio of net investment loss
    to average net assets                       (2.42)% (7)(9)   (1.84)%(8)        (2.23)%(8)       (1.04)%(8)       (0.87)%(7)(8)
                                                      <F34><F36>       <F35>             <F35>            <F35>           <F34><F35>
  Portfolio turnover rate (10)<F37>            199.78% (6)      148.09%           122.52%          123.83%          128.95%(6)
                                                      <F33>                                                               <F33>

(1)<F28>   Commencement of operations.
(2)<F29> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F30> Net investment loss per share is calculated by dividing the net investment loss by the average shares outstanding throughout the period.
(4)<F31> Net investment loss before interest expense for the period ending April 30, 2005 and the periods ending October 31, 2004, October 31, 2003, October 31, 2002 and October 31, 2001 was $(0.09), $(0.14),
           $(0.14), $(0.09) and $(0.05), respectively.
(5)<F32>   The total return does not reflect the 5.25% front-end sales charge.
(6)<F33>   Not annualized.
(7)<F34>   Annualized.
(8)<F35> Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2004, October 31, 2003, October 31, 2002 and October 31, 2001 would have been 3.68%, 4.29%, 3.63% and 3.58%, respectively. The ratio of net investment loss to average net assets, including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2004, October 31, 2003, October 31, 2002 and October 31, 2001 would have been (2.88)%, (3.73)%, (3.02)% and
           (2.95)%, respectively.
(9)<F36> For the six months ended April 30, 2005, the operating expense ratio excludes interest expense. The ratio including interest expense was 5.73%. The ratio of net investment loss to average net assets, including interest expense was (3.00)%.
(10)<F37> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(11)<F38>  Prior to February 28, 2005, the Fund was known as the Super Core
           Fund.

                     See notes to the financial statements.

GRAND PRIX MIDCAP FUND
FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period.

                                                                                                                Class C Shares
                                                                                                                 December 29,
                                           Class C Shares   Class C Shares    Class C Shares   Class C Shares    2000(1)<F39>
                                          Six Months Ended    Year Ended        Year Ended       Year Ended        through
                                             April 30,        October 31,      October 31,       October 31,     October 31,
                                           2005(11)<F49>         2004              2003             2002             2001
                                          ----------------  --------------    --------------   --------------   --------------
                                            (Unaudited)
Per Share Data:
Net asset value, beginning of period           $ 7.36           $ 7.29            $ 5.96           $ 6.54           $10.00
                                               ------           ------            ------           ------           ------
Income from investment operations:
  Net investment loss (4)<F42>                  (0.18)(2)        (0.21) (3)        (0.20) (3)       (0.19) (2)       (0.12)(2)
                                                     <F40>             <F41>             <F41>            <F40>           <F40>
  Net realized and unrealized
    gain (loss) on investments                  (0.85)            0.28              1.53            (0.39)           (3.34)
                                               ------           ------            ------           ------           ------
  Total from investment operations              (1.03)            0.07              1.33            (0.58)           (3.46)
                                               ------           ------            ------           ------           ------
Net asset value, end of period                 $ 6.33           $ 7.36            $ 7.29           $ 5.96           $ 6.54
                                               ------           ------            ------           ------           ------
                                               ------           ------            ------           ------           ------
Total return (5)<F43>                          (13.99)%(6)        0.96%            22.32%           (8.87)%         (34.60)%(6)
                                                      <F44>                                                                <F44>
Supplemental data and ratios:
  Net assets, end of period (000's)              $790           $1,692            $1,589           $1,721           $2,721
  Ratio of operating expenses
    to average net assets                        5.80% (7)(9)     3.30%(8)          3.44%(8)         2.30%(8)         2.15%(7)(8)
                                                     <F45><F47>       <F46>             <F46>            <F46>           <F45><F46>
  Ratio of interest expense
    to average net assets                        0.58% (7)        0.33%             0.37%            0.57%            0.39%(7)
                                                      <F45>                                                               <F45>
  Ratio of net investment loss
    to average net assets                       (3.07)% (7)(9)   (2.49)%(8)        (2.88)%(8)       (1.69)%(8)       (1.53)%(7)(8)
                                                      <F45><F47>       <F46>             <F46>            <F46>           <F45><F46>
  Portfolio turnover rate (10)<F48>            199.78% (6)      148.09%           122.52%          123.83%          128.95%(6)
                                                      <F44>                                                               <F44>

  (1)<F39>  Commencement of operations.
  (2)<F40> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
  (3)<F41> Net investment loss per share is calculated by dividing the net investment loss by the average shares outstanding throughout the period.
  (4)<F42> Net investment loss before interest expense for the periods ending April 30, 2005, October 31, 2004, October 31, 2003, October 31,
            2002 and October 31, 2001 was $(0.12), $(0.19), $(0.18), $(0.14)
            and $(0.08), respectively.
  (5)<F43>  The total return does not reflect the 1.00% front-end sales charge.
  (6)<F44>  Not annualized.
  (7)<F45>  Annualized.
  (8)<F46> Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2004, October 31, 2003, October 31, 2002 and October 31, 2001 would have been 4.33%, 4.94%, 4.28% and 4.23%, respectively. The ratio of net investment loss to average net assets, including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2004, October 31, 2003, October 31, 2002 and October 31, 2001 would have been (3.53)%, (4.38)%, (3.67)% and (3.60)%, respectively.
  (9)<F47> For the six months ended April 30, 2005, the operating expense ratio excludes interest expense. The ratio including interest expense was 6.38%. The ratio of net investment loss to average net assets, including interest expense was (3.65)%.
 (10)<F48> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (11)<F49>  Prior to February 28, 2005, the Fund was known as the Super Core
            Fund.

                     See notes to the financial statements.

GRAND PRIX MIDCAP FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2005 (UNAUDITED)

  Shares                                                              Value
  ------                                                              -----
            COMMON STOCKS - 95.6%

            CHEMICALS - 5.7%
    2,500   Sociedad Quimica y Minera de Chile-SA ADR+<F51>         $  210,500
                                                                    ----------

            ENERGY EQUIPMENT & SERVICES - 5.5%
    8,000   Veritas DGC Inc. *<F50>                                    204,800
                                                                    ----------

            FOOD & BEVERAGE - 6.0%
    6,000   Central European Distribution Corporation *<F50>           222,720
                                                                    ----------

            HEALTH CARE SERVICES & SUPPLIES - 20.3%
    3,500   Coventry Health Care, Inc. *<F50>                          239,505
    6,000   Psychiatric Solutions, Inc. *<F50>                         258,120
    5,000   Triad Hospitals, Inc. *<F50>                               256,250
                                                                    ----------
                                                                       753,875
                                                                    ----------

            LEISURE & GAMING - 18.7%
    4,600   Ameristar Casinos, Inc.                                    226,780
    4,600   Boyd Gaming Corporation                                    242,788
    3,500   Station Casinos, Inc.                                      225,855
                                                                    ----------
                                                                       695,423
                                                                    ----------

            OIL & GAS EXPLORATION & PRODUCTION - 18.7%
    3,500   Newfield Exploration Company *<F50>                        248,605
    2,500   Quicksilver Resources Inc. *<F50>                          128,325
    2,000   Southwestern Energy Company *<F50>                         117,500
    6,669   XTO Energy, Inc.                                           201,204
                                                                    ----------
                                                                       695,634
                                                                    ----------

            OIL & GAS DRILLING - 5.1%
    8,000   Patterson-UTI Energy, Inc.                                 191,760
                                                                    ----------

            PHARMACEUTICALS - 6.5%
    5,000   Kos Pharmaceuticals, Inc. *<F50>                           240,850
                                                                    ----------

            REAL ESTATE  - 5.6%
    6,000   CB Richard Ellis Group, Inc. *<F50>                        208,500
                                                                    ----------

            RETAIL - 3.5%
    5,000   American Eagle Outfitters, Inc.                            131,100
                                                                    ----------
            TOTAL COMMON STOCKS (Cost $3,694,356)                    3,555,162
                                                                    ----------

            EXCHANGE TRADED FUNDS - 7.3%
    2,334   Midcap SPDR Trust Series 1                                 270,581
                                                                    ----------
            TOTAL INVESTMENT COMPANIES (Cost $286,305)                 270,581
                                                                    ----------

Principal
  Amount
---------
            SHORT TERM INVESTMENTS - 2.1%

            VARIABLE RATE DEMAND NOTES #<F52> - 2.1%
  $79,013   U.S. Bank, N.A., 2.81%                                      79,013
                                                                    ----------
            TOTAL SHORT TERM INVESTMENTS (Cost $79,013)                 79,013
                                                                    ----------
            TOTAL INVESTMENTS (COST $4,059,674) - 105.0%             3,904,756
                                                                    ----------
            Liabilities in Excess of Other Assets - (5.0)%            (186,774)
                                                                    ----------
            TOTAL NET ASSETS - 100.0%                               $3,717,982
                                                                    ----------
                                                                    ----------

ADR - American Depository Receipt
*<F50>  Non-Income Producing
+<F51>  Foreign Issued Security
#<F52> Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2005.

                     See notes to the financial statements.

GRAND PRIX MIDCAP FUND
NOTES TO THE FINANCIAL STATEMENTS - APRIL 30, 2005 (UNAUDITED)

1.   ORGANIZATION

     The Grand Prix Funds, Inc. (the "Corporation") was incorporated on October 30, 1997 as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Corporation is authorized to issue its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Corporation currently offers two series of shares: The Grand Prix MidCap Fund (the "Fund") and the Grand Prix Fund (collectively the "Funds"). The shares of common stock of the Fund are further divided into two classes:Class A and Class C. Each class of shares has identical rights and privileges except with respect to 12b-1 fees and voting rights on matters affecting a single class of shares. The primary investment objective of the Fund is capital appreciation. The Fund commenced investment operations on December 29, 2000. Prior to February 28, 2005, the Fund was known as the Super Core Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     (a) Investment Valuation - Securities are stated at value. Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded, except those traded on the NASDAQ NMS and Small Cap Exchanges. Securities traded on NASDAQ NMS and Small Cap exchanges will be valued at the NASDAQ official closing price. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the average of the latest bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Target Investors (the "Advisor") pursuant to guidelines established by the Board of Directors. The guidelines authorize the Advisor to make all determinations regarding the fair value of securities and report such determinations to the Board of Directors.

     (b) Federal Income and Excise Taxes - The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required.

     (c) Distribution to Shareholders - Dividends from net investment income will be declared and paid annually. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles.

     (d) Securities Transactions and Investment Income - Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts are amortized using the effective interest method for tax and financial reporting purposes.

     (e) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio. Fund expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class. Fund expenses that are not directly attributable to a portfolio are typically allocated among each portfolio in proportion to their respective net assets.

3.   SHARES OF COMMON STOCK

     Transactions in shares of common stock were as follows:

SIX MONTHS ENDED APRIL 30, 2005

                                           $                  Shares
                                           -                  ------
CLASS A SHARES:
   Shares sold                         $ 1,187,841             149,020
   Shares redeemed                      (2,768,984)           (368,308)
                                       -----------           ---------
   Net decrease                        $(1,581,143)           (219,288)
                                       -----------
   SHARES OUTSTANDING:
   Beginning of period                                         670,012
                                                             ---------
   End of period                                               450,724
                                                             ---------
                                                             ---------
CLASS C SHARES:
   Shares sold                         $    43,322               5,712
   Shares redeemed                        (856,107)           (110,953)
                                       -----------           ---------
   Net decrease                        $  (812,785)           (105,241)
                                       -----------
   SHARES OUTSTANDING:
   Beginning of period                                         230,054
                                                             ---------
   End of period                                               124,813
                                                             ---------
                                                             ---------
   TOTAL DECREASE                      $(2,393,928)
                                       -----------
                                       -----------

YEAR ENDED OCTOBER 31, 2004

                                           $                 Shares
                                           -                  ------
CLASS A SHARES:
   Shares sold                         $ 2,149,198             283,633
   Shares redeemed                      (5,042,320)           (693,811)
                                       -----------           ---------
   Net decrease                        $(2,893,122)           (410,178)
                                       -----------
   SHARES OUTSTANDING:
   Beginning of year                                         1,080,190
                                                             ---------
   End of year                                                 670,012
                                                             ---------
                                                             ---------

CLASS C SHARES:
   Shares sold                         $   856,385             114,265
   Shares redeemed                        (737,814)           (102,124)
                                       -----------           ---------
   Net increase                        $   118,571              12,141
                                       -----------
   SHARES OUTSTANDING:
   Beginning of year                                           217,913
                                                             ---------
   End of year                                                 230,054
                                                             ---------
                                                             ---------
   TOTAL DECREASE                      $(2,774,551)
                                       -----------
                                       -----------

4.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Fund for the six months ended April 30, 2005 are summarized below. There were no purchases or sales of long-term U.S. government securities.

          Purchases                    $12,661,223
          Sales                        $16,239,552

5.   INFORMATION FOR FEDERAL INCOME TAX PURPOSES

     At October 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Cost of investments                              $ 7,318,787
                                                      -----------
                                                      -----------
     Gross unrealized appreciation                      1,161,102
     Gross unrealized depreciation                       (535,663)
                                                      -----------
     Net unrealized appreciation                      $   625,439
                                                      -----------
                                                      -----------
     Undistributed ordinary income                             --
     Undistributed long-term gain                              --
                                                      -----------
     Total distributable earnings                     $        --
                                                      -----------
                                                      -----------
     Other accumulated losses                         $(5,465,716)
                                                      -----------
     Total accumulated losses                         $(4,840,277)
                                                      -----------
                                                      -----------

     The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses.

     The capital loss carryovers as of October 31, 2004 are as follows:

                                            Capital Loss
              Net Capital                    Carryover
          Loss Carryover*<F53>               Expiration
          --------------------              ------------
                 $365,737                    10/31/2009
               $2,678,942                    10/31/2010
               $2,080,906                    10/31/2011
                 $340,131                    10/31/2012

     *<F53> Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

     The Fund made no distributions during the fiscal periods ended October 31, 2004 or April 30, 2005.

6.   CREDIT FACILITY

     U.S. Bank, N.A. (the "Bank") has made available to the Fund a $5 million line of credit pursuant to a Loan and Security Agreement ("Agreement") dated February 1, 2001 for the purpose of purchasing portfolio securities. For the six months ended April 30, 2005, the interest rate on the outstanding principal amount was the Bank's Prime Rate minus 1.50% (weighted average rate of 3.72% during the six months ended April 30, 2005). Advances are collateralized by a first lien against the Fund's assets. During the six months ended April 30, 2005, the Fund had an outstanding average daily balance of $846,630. The maximum amount outstanding during the six months ended April 30, 2005, was $3,029,000. Interest expense amounted to $15,845 for the six months ended April 30, 2005. At April 30, 2005, the Fund had a loan payable balance of $0.

7.   INVESTMENT ADVISOR

     The Fund has an agreement with the Advisor, with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Advisor is compensated at an annual rate of 0.90% of the average daily net assets of the Fund. The Advisor may recover from the Fund the expenses waived or reimbursed during prior periods where the Advisor was contractually obligated to cap the Fund's expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such cap on expenses.

     Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

                                             AMOUNT OF
           YEAR OF EXPIRATION            POTENTIAL RECOVERY
           ------------------            ------------------
               10/31/2005                     $153,687
               10/31/2006                      $52,947

8.   SERVICE AND DISTRIBUTION PLAN

     The Fund has adopted Service and Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.35% of the Fund's average daily net assets for the Class A shares and up to 1.00% for the Class C shares. The currently approved rate is 0.35% and 1.00% of average daily net assets for the Class A and Class C shares, respectively. Amounts paid under the Plans by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $7,454 for the Class A Shares and $6,011 for the Class C Shares pursuant to the Plans for the six months ended April 30, 2005.

GRAND PRIX MIDCAP FUND
ADDITIONAL INFORMATION

PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available by calling toll free 1-800-307-4880 or on the SEC website at http://www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge by calling 1-800-307-4880 or on the SEC website at http://www.sec.gov.

GRAND PRIX FUNDS
P.O. BOX 701
MILWAUKEE, WI 53201

FUND INFORMATION              800 307-4880
ACCOUNT INFORMATION           800 432-4741

WWW.GRANDPRIXFUNDS.COM

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Grand Prix MidCap Fund is distributed by T.O. Richardson Securities, Inc., a member of the NASD.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule I - Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The Registrant has no procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this Form N-CSR, the President and Treasurer has concluded that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Grand Prix Funds, Inc.
                   ----------------------

     By (Signature and Title) /s/Robert Zuccaro
                              -----------------
                              Robert Zuccaro, President

     Date  July 8, 2005
           ------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/Robert Zuccaro
                              -----------------
                              Robert Zuccaro, President

     Date  July 8, 2005
           ------------

     By (Signature and Title) /s/Robert Zuccaro
                              -----------------
                              Robert Zuccaro, Treasurer

     Date  July 8, 2005
           ------------